Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by Nature [line items]
Total restructuring charges	kr 2,337	kr 5,012	kr 6,521
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	1,277	2,046	2,802
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	579	2,119	2,431
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 481	kr 847	kr 1,288